12. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments Contingencies And Legal Proceedings Details Narrative
Monthly payment to Mr. Scott	$ 5,000	$ 5,000